Share Based Awards	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Share Based Awards

Note 10 – Share Based Awards

Stock Options

The Company’s 2022 Equity Incentive Plan (the “Plan”) allows the Company to incentivize key employees and directors with long term compensation awards such as stock options, restricted stock, and other similar types of awards. The Plan is authorized to issue 1,461,876 of awards and has an “evergreen” provision, pursuant to which the number of shares of common stock reserved for issuance pursuant to awards under such plan shall be increased on the first day of each year beginning in 2025 and ending in 2032 equal to the lesser of (a) five percent (5%) of the shares of stock outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (b) such smaller number of shares of stock as determined by our board of directors.

On April 30, 2024, the Company’s board of directors approved the grant of 310,000 stock options under the Plan to certain employees. The stock options are subject to certain vesting provisions.

The following table presents the activity for stock options outstanding:

		Weighted	Weighted Average
	Non-Qualified	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding - December 31, 2023	–	$–	–	–
Granted	310,000	1.20	9.83	$31,000
Forfeited/canceled	–	–	–	–
Exercised	–	–	–	–
Outstanding – June 30, 2024	310,000	$1.20	9.83	$31,000

The range of assumptions used to calculate the fair value of options granted during the six months ended June 30, 2024 was:

Exercise Price	$1.20
Stock Price on date of grant	$1.20
Risk-free interest rate	4.71%
Dividend yield	–
Expected term (years)	6.11
Volatility	129.45%

The Company recognized $14,389 in stock-based compensation expense related to stock options during the six months ended June 30, 2024. As of June 30, 2024, there was $325,371 of unrecognized stock-based compensation expense related to unvested stock options to be recognized over the remaining vesting term through 2028.

Restricted Stock

The following table presents the activity for stock options outstanding:

	Restricted	Awards	Awards
	Stock	Vested	Unvested
Outstanding - December 31, 2023	–	–	–
Granted	977,899	291,737	686,162
Forfeited/canceled	–	–	–
Exercised	–	–	–
Outstanding – June 30, 2024	977,899	291,737	686,162

The Company recognized $346,854 in stock-based compensation expense related to restricted stock during the six months ended June 30, 2024. As of June 30, 2024, there was $827,844 of unrecognized stock-based compensation expense related to unvested restricted stock to be recognized over the remaining vesting term through February 15, 2025.

Warrants

The following table presents the activity for warrants outstanding as of June 30, 2024:

Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding - December 31, 2023	–	$–

Granted	62,500	5.00
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – June 30, 2024	62,500	$5.00

As discussed in Note 9, “Earnings Per Share and Stockholders’ Equity”, in connection with the IPO, the Company issued 62,500 representative warrants to its underwriters to purchase shares of common stock. The representative warrants have an exercise price of $5.00 or can be exercised through a cashless exercise feature. All warrants outstanding have a weighted average remaining contractual life of approximately 4.63 years as of June 30, 2024.